Schedule of other long term liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Provision for retirement indemnities (Japan & France)	€ 1,404	€ 1,128
Provision for employee termination indemnities (Italy)	285	273
Provision for warranty costs, less current portion	162	200
Conditional government subsidies, less current portion	140	296
Total	€ 1,991	€ 1,897